Investment Managers Series Trust

235 West Galena Street

Milwaukee, Wisconsin 53212

May 5, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Investment Managers Series Trust (the “Trust”)
File Nos. 333-122901 and 811-21719

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for WCM Focused International Growth Fund, WCM Focused Emerging Markets Fund, WCM International Small Cap Growth Fund, WCM Small Cap Growth Fund, WCM SMID Quality Value Fund, WCM China Quality Growth Fund, WCM Focused International Equity Fund, WCM Focused International Opportunities Fund, WCM Mid Cap Quality Value Fund, WCM Focused Emerging Markets ex China Fund, and WCM Quality Dividend Growth Fund, each a series of the Trust, do not differ from those contained in Post-Effective Amendment No. 1246 to the Trust’s Registration Statement on Form N-1A. This Amendment was filed electronically on April 28, 2025, with an effective date of April 30, 2025.

If you have any questions or require further information, do not hesitate to contact Diane J. Drake at 626-385-5777 or diane.drake@mfac-ca.com.

Sincerely,

/s/Carmen M. Castillo-Andino
Carmen M. Castillo-Andino
Investment Managers Series Trust